Non-controlling Interests	12 Months Ended
Dec. 30, 2014
Non-controlling Interests

Note 3—Non-controlling Interests

Pursuant to the LLC Agreement, the Continuing LLC Owners have the right to exchange their LLC Units, together with a corresponding number of shares of Class B common stock (which will be cancelled in connection with any such exchange) for, at the option of the Company (such determination to be made by the disinterested members of our board of directors), (i) cash consideration or (ii) shares of our Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications.

Net income attributable to non-controlling interests is computed as follows (dollar amounts in thousands):

Year Ended December 30, 2014
Income before income taxes subsequent to the IPO	$774
Non-controlling interests ownership percentage	65.5%
Net income attributable to non-controlling interests subsequent to the IPO	$507

The balance of the non-controlling interest from the initial public offering date of November 25, 2014 (the “IPO”) to December 30, 2014 is as follows (in thousands):

Balance held by the non-controlling LLC unit holders immediately after the IPO	$74,905
Allocation of income to the non-controlling LLC unit holders subsequent to the IPO		507

Balance of non-controlling interest as of December 30, 2014		$75,412